Working capital - Analysis of provisions for obsolescence of inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Classes of inventory [Line Items]
Balance at beginning of the year	$ 128	$ 113	$ 133
Exchange differences	(3)	(27)	(8)
Income statement charge	51	66	8
Utilised	(47)	(23)	(18)
Sale of businesses	(5)	(1)	(2)
Ending balance	$ 124	$ 128	$ 113